FIXED ASSETS-NET (Tables)	12 Months Ended
Dec. 31, 2017
FIXED ASSETS-NET [abstract]
Schedule of fixed assets-net
	Buildings	Tracks, bridges and service roads	Locomotives and rolling stock	Communications and signalling systems	Other machinery and equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At 1 January 2016
Cost	6,989,242	15,615,264	7,657,021	1,807,311	6,022,269	38,091,107
Accumulated depreciation	(2,336,451)	(2,980,811)	(3,587,690)	(1,341,344)	(3,769,890)	(14,016,186)
Impairment	-	-	-	-	(1,162)	(1,162)
Net book amount	4,652,791	12,634,453	4,069,331	465,967	2,251,217	24,073,759

Year ended 31 December 2016
Opening net book amount	4,652,791	12,634,453	4,069,331	465,967	2,251,217	24,073,759
Additions due to business combination	-	-	565,493	11,859	71,538	648,890
Other additions	6,294	-	446,754	42,182	154,100	649,330
Transfer in from construction-in-progress (Note 7)	485,087	88,128	36,584	77,808	330,106	1,017,713
Transfer out to construction-in-progress for improvements/modifications (Note 7)	(4,743)	-	(189,888)	(2,958)	(8,797)	(206,386)
Transfer in from construction-in-progress after repair	10,451	2,088	430,050	6,613	21,833	471,035
Reclassifications	(10,141)	(94)	-	172	10,063	-
Reclassified to leasehold land payments	-	(715,003)	-	-	-	(715,003)
Disposals	(946)	(92,586)	(42,618)	(1,621)	(4,565)	(142,336)
Depreciation charges	(293,503)	(216,765)	(460,387)	(107,148)	(441,167)	(1,518,970)
Closing net book amount	4,845,290	11,700,221	4,855,319	492,874	2,384,328	24,278,032

At 31 December 2016
Cost	7,468,977	14,887,093	8,557,841	1,917,478	6,514,493	39,345,882
Accumulated depreciation	(2,623,687)	(3,186,872)	(3,702,522)	(1,424,604)	(4,129,003)	(15,066,688)
Impairment	-	-	-	-	(1,162)	(1,162)
Net book amount	4,845,290	11,700,221	4,855,319	492,874	2,384,328	24,278,032

Year ended 31 December 2017
Opening net book amount	4,845,290	11,700,221	4,855,319	492,874	2,384,328	24,278,032
Other additions	1,849	-	69,311	13,086	123,436	207,682
Transfer in from construction-in-progress (Note 7)	345,676	179,842	843,489	80,867	203,557	1,653,431
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(305,208)	-	(987,236)	(299)	(18,903)	(1,311,646)
Transfer in from construction-in-progress after repair	310,885	-	875,497	299	16,697	1,203,378
Reclassifications	1,342	7,116	25	-	(8,483)	-
Reclassified to leasehold land payments	-	(403,282)	-	-	-	(403,282)
Disposals	(15,942)	(69,516)	(234,830)	(744)	(15,780)	(336,812)
Depreciation charges	(332,581)	(216,075)	(571,640)	(115,870)	(426,294)	(1,662,460)
Impairment charge	-	-	(9,865)	-	(1,320)	(11,185)
Closing net book amount	4,851,311	11,198,306	4,840,070	470,213	2,257,238	23,617,138

At 31 December 2017
Cost	7,441,605	14,588,338	7,903,204	1,993,168	6,628,084	38,554,399
Accumulated depreciation	(2,590,294)	(3,390,032)	(3,053,269)	(1,522,955)	(4,368,375)	(14,924,925)
Impairment	-	-	(9,865)	-	(2,471)	(12,336)
Net book amount	4,851,311	11,198,306	4,840,070	470,213	2,257,238	23,617,138